CURRENCY GAINS / (LOSSES) - Foreign Currency Translation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1,	€ 19	€ (13)
Effect of currency translation differences	22	32
Foreign currency translation reserve at December 31,	€ 41	€ 19